TERMINATION OF PREVIOUSLY ANNOUNCED ACQUISITION (Details Narrative) - USD ($)		12 Months Ended
	Oct. 11, 2018	Jun. 27, 2020	Oct. 07, 2019	Oct. 09, 2018
Business Acquisition [Line Items]
Excluded value of land		$ 212,000
Proceeds from sale of right of asset		17,000,000
Pharma Cann Assets [Member]
Business Acquisition [Line Items]
Transferred in assets held for sale related to Staunton		6,870,833
PharmaCann Acquisition [Member]
Business Acquisition [Line Items]
Outstanding equity interest	$ 682,000,000
Line of credit				$ 20,000,000
Interest rate				7.50%
Transfer of membership interests			100.00%
Realized and unrealized gain on investments		1,050,833
Impairment component of land value		5,607,600
Gain on sale of Hillcrest assets		$ 9,490,800